Commitments and Contingent Liabilities	6 Months Ended
Jun. 30, 2025
Commitments and Contingent Liabilities [Abstract]
COMMITMENTS AND CONTINGENT LIABILITIES
NOTE 4:-	COMMITMENTS AND CONTINGENT LIABILITIES

In connection with its research and development programs, through June 30, 2025, the Company received participation payments from the Israel Innovation Authority of the Ministry of Economy in Israel (“IIA”) in the aggregate amount of $4,888. In return for IIA’s participation, the Company is committed to pay royalties at a rate of 3% of sales of the developed products, up to 100% of the amount of grants received plus interest at Secured Overnight Financing Rate.

For the three- and six- month periods ended June 30, 2025, no new participation payments were received.

Through June 30, 2025, no royalties have been paid or accrued.